LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE
LOSS PER SHARE

24.LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended
	December 31,
	2013	2014	2015
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(34,229)	(6,841)	(88,691)	(13,691)

Denominator:
Number of shares outstanding, opening	362,102,972	373,380,252	413,147,475	413,147,475
Weighted average number of shares issued	813,568	53,904,519	1,423,986	1,423,986
Weighted average number of shares repurchased	—	(23,882,843)	(7,421,952)	(7,421,952)

Weighted-average number of shares outstanding — Basic	362,916,540	403,401,928	407,149,509	407,149,509

Weighted-average number of shares outstanding — Diluted	362,916,540	403,401,928	407,149,509	407,149,509

Loss per share
-Basic	(0.09)	(0.02)	(0.22)	(0.03)
-Diluted	(0.09)	(0.02)	(0.22)	(0.03)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2013, 2014 and 2015 as their effects would be anti-dilutive.

During 2014, the Company issued 31,379,008 treasury stock to its share depositary bank which will be used to settle stock option awards upon their exercise. During 2015, the Company issued 163,904 treasury stock to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. During 2015, treasury stock has been used to settle the exercise of 8,776,032 share options and 9,291,500 shares of restricted shares vested, respectively.